Derivative Instruments - Narrative (Detail) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 30, 2019	Apr. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 05, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Swap termination payments				$ 35,448,000	$ 35,448,000
Interest received				45,252,000	45,252,000	$ 360,000	$ 3,467,000
Unrealized Gain (Loss) on Derivatives					18,600,000	0	0
Equity securities	$ 100.0
Upfront payment for equity investment	$ 100.0
Warrants to purchase additional shares	2.5
Exercise price of warrant	$ 20
Put option to sell additional common stock	$ 50.0
Put option to selling price maximum	$ 20
Derivative financial instruments			$ 2,884,000		5,439,000	42,315,000
Additional issuance, purchase price, maximum								$ 75,000,000
Additional issuance, purchase price, minimum								$ 25,000,000
Derivative liability						28,100,000
Derivative liability, current						9,215,000
Derivative liability, noncurrent						18,902,000
Other assets			4,256,000		4,558,000	45,635,000
Epizyme Common Stock Warrant
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants to purchase additional shares	2,500,000
Preferred Shares | Series A Biohaven Preferred Shares
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative instrument, exercise period		12 months
Additional issuance, purchase price, maximum		$ 75,000,000
Additional issuance, purchase price, minimum		$ 25,000,000
Equity Investment In Epizyme Inc.
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Equity securities	$ 100,000,000
Upfront payment for equity investment	$ 100,000,000
Equity Investment In Epizyme Inc. | Put Option
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Put option, term)	18 months
Put option to sell additional common stock	$ 50,000,000
Put option to selling price maximum	$ 20
Equity Investment In Epizyme Inc. | Epizyme Common Stock Warrant
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Exercise price of warrant	$ 20
Term of warrant	3 years
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unrealized Gain (Loss) on Derivatives				10,900,000	10,900,000	72,600,000	$ 11,900,000
Warrant
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unrealized Gain (Loss) on Derivatives			2,600,000	$ 16,700,000	25,400,000	22,000,000
Derivative financial instruments			$ 2,900,000		$ 5,400,000	30,800,000
Forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liability, noncurrent						$ 11,500,000